Note 7 - Long-term Debt - Debt Repayment Requirements (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
2023	$ 4,000
2024	4,000
2025	4,000
2026	101,408
2027	0
Thereafter	216
Total	$ 113,624	$ 98,585